Transferred financial assets that are derecognized in their entirety with continuing involvement (Narrative) (Detail 1.1) - Securitisations [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Fair Value Of Assets Representing Continuing Involvement In Derecognised Financial Assets	$ 351	$ 6
Income From Continuing Involvement In Derecognised Financial Assets	0	3
Expense From Continuing Involvement In Derecognised Financial Assets Cumulatively Recognised	1,198	1,198
Maximum Exposure To Loss From Continuing Involvement	6	10
UBS AG
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Fair Value Of Assets Representing Continuing Involvement In Derecognised Financial Assets	351	6
Income From Continuing Involvement In Derecognised Financial Assets	0	3
Expense From Continuing Involvement In Derecognised Financial Assets Cumulatively Recognised	1,198	1,198
Maximum Exposure To Loss From Continuing Involvement	$ 6	$ 10